Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Assets:
Available-for-sale securities		¥ 26,454,513	¥ 23,233,769
Liabilities:
Other short term borrowings		133,431
Long-term debt		2,998,059	2,680,164
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		4,002,000	3,213,000
Equity securities measured at net asset value	[1]	327,000	271,000
Securities measured at net asset value	[1],[2]	119,000	111,000
Other investments		80,000	63,000
Total assets measured at fair value		71,757,000	56,422,000
Liabilities:
Trading securities sold, not yet purchased		7,013,000	6,467,000
Other short term borrowings	[3]	133,000
Long-term debt	[3]	2,998,000	2,680,000
Total liabilities measured at fair value		29,577,000	22,043,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		11,844,000	8,374,000
Liabilities:
Liabilities, derivatives		12,045,000	8,517,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		7,032,000	4,222,000
Liabilities:
Liabilities, derivatives		6,982,000	4,013,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		315,000	145,000
Liabilities:
Liabilities, derivatives		246,000	197,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		168,000	144,000
Liabilities:
Liabilities, derivatives		96,000	126,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		63,000	47,000
Liabilities:
Liabilities, derivatives		64,000	43,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[2]	2,138,000	1,194,000
Available-for-sale securities		19,893,000	16,449,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[2]	111,000	138,000
Available-for-sale securities		566,000	555,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	5,064,000	3,294,000
Available-for-sale securities		157,000	376,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[2]	1,653,000	1,444,000
Available-for-sale securities		1,492,000	1,308,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	5,746,000	5,309,000
Available-for-sale securities		513,000	522,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Available-for-sale securities		41,000	47,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		835,000	862,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	783,000	516,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	3,011,000	2,453,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[2]	2,847,000	2,250,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,986,000	2,109,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		971,000	1,006,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		3,723,000	3,052,000
Total assets measured at fair value		32,619,000	25,414,000
Liabilities:
Trading securities sold, not yet purchased		3,516,000	2,954,000
Total liabilities measured at fair value		3,614,000	3,254,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		30,000	218,000
Liabilities:
Liabilities, derivatives		24,000	244,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		75,000	39,000
Liabilities:
Liabilities, derivatives		50,000	46,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		34,000	15,000
Liabilities:
Liabilities, derivatives		23,000	10,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[2]	2,133,000	1,187,000
Available-for-sale securities		19,142,000	15,771,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	3,847,000	1,917,000
Available-for-sale securities		157,000	376,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	651,000	658,000
Available-for-sale securities		361,000	322,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[2]	2,466,000	1,859,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		279,000	161,000
Total assets measured at fair value		38,066,000	30,162,000
Liabilities:
Trading securities sold, not yet purchased		3,497,000	3,513,000
Other short term borrowings	[3]	133,000
Long-term debt	[3]	2,230,000	1,844,000
Total liabilities measured at fair value		25,115,000	17,863,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		11,728,000	8,103,000
Liabilities:
Liabilities, derivatives		12,018,000	8,271,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		7,027,000	4,200,000
Liabilities:
Liabilities, derivatives		6,973,000	4,005,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		228,000	73,000
Liabilities:
Liabilities, derivatives		150,000	91,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		167,000	143,000
Liabilities:
Liabilities, derivatives		93,000	124,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		10,000	12,000
Liabilities:
Liabilities, derivatives		22,000	15,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[2]	5,000	7,000
Available-for-sale securities		751,000	678,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	111,000	138,000
Available-for-sale securities		566,000	555,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	1,217,000	1,377,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	1,001,000	786,000
Available-for-sale securities		1,131,000	986,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	5,746,000	5,309,000
Available-for-sale securities		513,000	522,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		32,000	34,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		832,000	862,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	783,000	516,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	2,889,000	2,406,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[2]	358,000	370,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,821,000	2,008,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		868,000	916,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		79,000	63,000
Total assets measured at fair value		627,000	464,000
Liabilities:
Long-term debt	[3]	769,000	836,000
Total liabilities measured at fair value		848,000	926,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		86,000	53,000
Liabilities:
Liabilities, derivatives		4,000	2,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		6,000	22,000
Liabilities:
Liabilities, derivatives		10,000	8,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		13,000	33,000
Liabilities:
Liabilities, derivatives		46,000	60,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		1,000	1,000
Liabilities:
Liabilities, derivatives		2,000	2,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		19,000	20,000
Liabilities:
Liabilities, derivatives		19,000	18,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		9,000	13,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		3,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	122,000	47,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[2]	22,000	21,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		165,000	101,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 103,000	¥ 90,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2023 and September 30, 2023 were ¥52 billion and ¥65 billion, respectively.
[2]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[3]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.